Unaudited Interim Condensed Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Non current assets
Intangible Assets	$ 4,665,334	$ 4,598,930
Fixed Assets	8,069	8,918
Other Non-Current receivables	8,070,000
Total non-current assets	12,743,403	4,607,848
Current assets
Cash and cash equivalents	10,429,258	1,081,808
Other receivables	3,876	2,061
Total current assets	10,433,134	1,083,869
TOTAL ASSETS	23,176,537	5,691,717
Equity
Share capital	375,605	310,000
Share premium	66,487,065	7,290,000
Equity settled share based payment	551,841	838,576
Accumulated deficit	(55,516,517)	(6,834,243)
Total equity	11,897,994	1,604,333
Current liabilities
Accounts payable	8,773,926	1,226,213
Other current liabilities	838,117	1,171
Warrants liabilities	1,666,500
Simply Agreement for Future Equity (“SAFE”)		2,860,000
Total current liabilities	11,278,543	4,087,384
TOTAL LIABILITIES	11,278,543	4,087,384
TOTAL LIABILITIES AND EQUITY	$ 23,176,537	$ 5,691,717